MFS(R) /SUN LIFE SERIES TRUST

                                   BOND SERIES

                      Supplement to the Current Prospectus

Effective immediately, the description of the portfolio manager in the Bond Series (the series) is hereby restated as follows:

William J. Adams, a Vice President of MFS, has been employed in the investment management area of the adviser since 1997. Mr. Adams became a portfolio manager of the series effective July 1, 2000.


                The date of this Supplement is January 22, 2002.